Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000030128
Shareholder Report [Line Items]
Fund Name	FAM DIVIDEND FOCUS FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Dividend Focus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$122	1.21%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,159	$11,196	$11,380
Dec-2017	$13,696	$13,640	$13,487
Dec-2018	$13,703	$13,042	$12,265
Dec-2019	$18,166	$17,149	$16,012
Dec-2020	$20,564	$20,304	$18,750
Dec-2021	$25,822	$26,132	$22,984
Dec-2022	$22,356	$21,399	$19,004
Dec-2023	$26,760	$27,025	$22,278
Dec-2024	$28,789	$33,786	$25,697
Dec-2025	$29,342	$39,827	$28,420

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	1.92%	7.37%	11.37%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-dividend-focus-fund/ for updated performance information.
AssetsNet	$ 697,840,170
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,751,569
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$697,840,170 Number of Portfolio Holdings28 Advisory Fee $6,751,569 Portfolio turnover5%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	-0.1%
Real Estate Management & Development	0.4%
Money Market Funds	1.2%
Medical Equipment & Devices	1.2%
Industrial Conglomerates	1.6%
Life Sciences Tools & Services	1.8%
Capital Markets	2.0%
Containers & Packaging	2.1%
Machinery	2.2%
Professional Services	3.1%
Commercial Services & Supplies	4.3%
Commercial Support Services	4.7%
Trading Companies & Distributors	5.2%
Electronic Equipment, Instruments & Components	5.7%
Specialty Retail	6.0%
Aerospace & Defense	6.0%
Insurance	6.7%
Semiconductors & Semiconductor Equipment	6.8%
Building Products	8.4%
Construction Materials	9.2%
Health Care Equipment & Supplies	9.7%
IT Services	11.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	8.4%
Arthur J. Gallagher & Company	6.7%
Ross Stores, Inc.	6.0%
HEICO Corporation - Class A	6.0%
Stryker Corporation	5.4%
Broadridge Financial Solutions, Inc.	5.4%
Martin Marietta Materials, Inc.	5.0%
Republic Services, Inc.	4.7%
Cintas Corporation	4.3%
STERIS plc	4.2%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2025.
C000164667
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	1.14%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Dec-2015	$500,000	$500,000	$500,000
Dec-2016	$622,092	$559,800	$606,540
Dec-2017	$651,103	$682,013	$695,382
Dec-2018	$590,588	$652,111	$618,792
Dec-2019	$750,356	$857,437	$776,739
Dec-2020	$827,285	$1,015,195	$931,782
Dec-2021	$1,057,465	$1,306,611	$1,069,862
Dec-2022	$927,133	$1,069,973	$851,221
Dec-2023	$1,114,402	$1,351,243	$995,323
Dec-2024	$1,255,344	$1,689,320	$1,110,162
Dec-2025	$1,110,954	$1,991,370	$1,252,340

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	-11.50%	6.07%	8.31%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 357,125,514
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,626,651
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$357,125,514 Number of Portfolio Holdings28 Advisory Fee $3,626,651 Portfolio turnover18%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	-0.2%
Money Market Funds	1.6%
Building Products	2.5%
Real Estate Owners & Developers	2.6%
Electrical Equipment	2.9%
Banks	3.2%
Specialty Retail	3.3%
Health Care Facilities & Services	3.4%
Chemicals	3.4%
Trading Companies & Distributors	4.1%
Gas Utilities	4.1%
Road & Rail	4.3%
Machinery	5.5%
Software	5.6%
Media	6.1%
Diversified Consumer Services	6.8%
Insurance	7.5%
Hotels, Restaurants & Leisure	7.7%
Real Estate Management & Development	9.5%
Professional Services	16.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	7.0%
Colliers International Group, Inc.	6.0%
CBIZ, Inc.	5.2%
Dutch Bros, Inc. - Class A	4.3%
Trisura Group Ltd.	4.3%
Landstar System, Inc.	4.3%
Brookfield Infrastructure Corporation - Class A	4.1%
SiteOne Landscape Supply, Inc.	4.1%
Exponent, Inc.	3.9%
OneSpaWorld Holdings Ltd.	3.7%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2025.
C000110096
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$117	1.24%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,421	$11,196	$12,131
Dec-2017	$12,987	$13,640	$13,908
Dec-2018	$11,770	$13,042	$12,376
Dec-2019	$14,935	$17,149	$15,535
Dec-2020	$16,443	$20,304	$18,636
Dec-2021	$21,002	$26,132	$21,397
Dec-2022	$18,393	$21,399	$17,024
Dec-2023	$22,091	$27,025	$19,906
Dec-2024	$24,852	$33,786	$22,203
Dec-2025	$21,976	$39,827	$25,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-11.57%	5.97%	8.19%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 357,125,514
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,626,651
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$357,125,514 Number of Portfolio Holdings28 Advisory Fee $3,626,651 Portfolio turnover18%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	-0.2%
Money Market Funds	1.6%
Building Products	2.5%
Real Estate Owners & Developers	2.6%
Electrical Equipment	2.9%
Banks	3.2%
Specialty Retail	3.3%
Health Care Facilities & Services	3.4%
Chemicals	3.4%
Trading Companies & Distributors	4.1%
Gas Utilities	4.1%
Road & Rail	4.3%
Machinery	5.5%
Software	5.6%
Media	6.1%
Diversified Consumer Services	6.8%
Insurance	7.5%
Hotels, Restaurants & Leisure	7.7%
Real Estate Management & Development	9.5%
Professional Services	16.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	7.0%
Colliers International Group, Inc.	6.0%
CBIZ, Inc.	5.2%
Dutch Bros, Inc. - Class A	4.3%
Trisura Group Ltd.	4.3%
Landstar System, Inc.	4.3%
Brookfield Infrastructure Corporation - Class A	4.1%
SiteOne Landscape Supply, Inc.	4.1%
Exponent, Inc.	3.9%
OneSpaWorld Holdings Ltd.	3.7%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2025.
C000164665
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Dec-2015	$500,000	$500,000	$500,000
Dec-2016	$578,006	$559,800	$568,992
Dec-2017	$677,330	$682,013	$674,356
Dec-2018	$636,710	$652,111	$613,272
Dec-2019	$831,318	$857,437	$800,578
Dec-2020	$889,791	$1,015,195	$937,483
Dec-2021	$1,119,927	$1,306,611	$1,149,205
Dec-2022	$963,557	$1,069,973	$950,219
Dec-2023	$1,120,787	$1,351,243	$1,113,915
Dec-2024	$1,297,791	$1,689,320	$1,284,831
Dec-2025	$1,364,091	$1,991,370	$1,420,994

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	5.11%	8.92%	10.56%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,744,990,637
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,879,914
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,744,990,637 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$15,879,914 Portfolio turnover6%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Diversified Financial Services	0.8%
Road & Rail	1.2%
Oil, Gas & Consumable Fuels	1.4%
Life Sciences Tools & Services	1.6%
Banks	2.2%
Professional Services	2.6%
Money Market Funds	3.2%
Hotels, Restaurants & Leisure	3.5%
Trading Companies & Distributors	3.6%
Health Care Equipment & Supplies	4.2%
Construction Materials	4.9%
Semiconductors & Semiconductor Equipment	5.4%
Capital Markets	7.5%
Machinery	11.0%
Specialty Retail	11.2%
Insurance	16.8%
Electronic Equipment, Instruments & Components	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ross Stores, Inc.	7.6%
Markel Group, Inc.	6.6%
Brookfield Corporation - Class A	6.3%
Brown & Brown, Inc.	5.8%
Amphenol Corporation - Class A	5.5%
Vulcan Materials Company	4.9%
Analog Devices, Inc.	4.5%
Keysight Technologies, Inc.	4.5%
Progressive Corporation (The)	4.4%
IDEX Corporation	4.4%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2025.
C000030126
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,560	$11,196	$11,380
Dec-2017	$13,526	$13,640	$13,487
Dec-2018	$12,690	$13,042	$12,265
Dec-2019	$16,538	$17,149	$16,012
Dec-2020	$17,666	$20,304	$18,750
Dec-2021	$22,195	$26,132	$22,984
Dec-2022	$19,061	$21,399	$19,004
Dec-2023	$22,128	$27,025	$22,278
Dec-2024	$25,574	$33,786	$25,697
Dec-2025	$26,831	$39,827	$28,420

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	4.92%	8.72%	10.37%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,744,990,637
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,879,914
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,744,990,637 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$15,879,914 Portfolio turnover6%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Diversified Financial Services	0.8%
Road & Rail	1.2%
Oil, Gas & Consumable Fuels	1.4%
Life Sciences Tools & Services	1.6%
Banks	2.2%
Professional Services	2.6%
Money Market Funds	3.2%
Hotels, Restaurants & Leisure	3.5%
Trading Companies & Distributors	3.6%
Health Care Equipment & Supplies	4.2%
Construction Materials	4.9%
Semiconductors & Semiconductor Equipment	5.4%
Capital Markets	7.5%
Machinery	11.0%
Specialty Retail	11.2%
Insurance	16.8%
Electronic Equipment, Instruments & Components	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ross Stores, Inc.	7.6%
Markel Group, Inc.	6.6%
Brookfield Corporation - Class A	6.3%
Brown & Brown, Inc.	5.8%
Amphenol Corporation - Class A	5.5%
Vulcan Materials Company	4.9%
Analog Devices, Inc.	4.5%
Keysight Technologies, Inc.	4.5%
Progressive Corporation (The)	4.4%
IDEX Corporation	4.4%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2025.